UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Israeli Shared Values Fund
Schedule of Investments
February 28, 2009 (Unaudited)

Shares			Value

COMMON STOCKS - 86.92%

Aircraft Parts & Auxiliary Equipment - 3.51%
230	Elbit Systems Ltd.		$ 9,918

Biological Products (No Diagnostic Substances) - 2.59%
150	Amgen, Inc. *		7,340

Calculating & Accounting Machines (No Electronic Computers) - 0.51%
330	Verifone, Inc. *		1,432

Cogeneration Services & Small Power Producers - 0.62%
280	AES Corp. *		1,764

Computer Communications Equipment - 0.57%
180	Electronics For Imaging, Inc. *		1,602

Computer Storage Devices - 0.50%
160	Sandisk Corp. *		1,426

Construction Machinery & Equipment - 0.52%
60	Catepillar, Inc.		1,477

Crude Petroleum & Natural Gas - 4.83%
300	Noble Energy, Inc.		13,662

Drilling Oil & Gas Wells - 4.89%
160	Transocean Offshore, Inc. *		9,563
400	Weatherford International Ltd. *		4,268
			13,831
Electric Services - 1.27%
140	Ormat Technologies, Inc.		3,597

Electromedical & Electrotherapeutic Apparatus - 3.97%
380	Medtronic, Inc.		11,244

Electronic Computers - 3.13%
420	Nice Systems Ltd. ADR *		8,862

Fabricated Plate Work (Broiler Shops) - 1.57%
250	Natco Group, Inc. Class A *		4,448

Measuring & Controlling Devices - 2.56%
200	Thermo Fisher Scientific, Inc. *		7,252

National Commercial Banks - 3.82%
370	Bank of America Corp.		1,461
280	Citigroup, Inc.		420
390	JP Morgan Chase & Co.		8,911
			10,792
Oil & Gas Field Machinery & Equipment - 1.04%
100	Baker Hughes, Inc.		2,931

Oil & Gas Field Services,NEC - 4.02%
300	Halliburton Co.		4,893
170	Schlumerger Ltd.		6,470
			11,363
Operators of Nonresidential Buildings - 0.49%
120	Elbit Imaging Ltd. *		1,384

Pharmaceutical Preparations - 11.66%
119	Johnson & Johnson		5,950
200	Merck & Co.		4,840
150	Perrigo Co.		3,014
430	Teva Pharmaceutical Industries Ltd. ADR		19,169
			32,973
Radio & TV Broadcasting & Communications Equipment - 1.28%
780	Ceragon Networks Ltd. *		3,635

Radiotelephone Communications - 2.55%
500	Partner Communications Co. Ltd. ADR		7,205

Retail-Grocery Stores - 2.58%
600	Whole Foods Market, Inc.		7,290

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.85%
250	Nasdaq Omx Group, Inc. *		5,225

Security Brokers, Dealers & Flotaion Companies - 5.49%
300	Pharmaceutical Holdrs Trust		15,537

Semiconductors & Related Devices - 1.80%
400	Intel Corp.		5,096

Services-Computer Programming Services - 0.24%
340	Bluephoenix Solutions Ltd. *		673

Services-Miscellaneous Amusement & Recreation - 1.54%
260	Walt Disney Co.		4,360

Services-Prepackaged Software - 7.91%
500	Check Point Software Technologies Ltd. *		10,985
2,100	Elron Electronic Industries Ltd. *		4,238
340	Microsoft Corp.		5,491
220	Retalix Ltd. *		1,650
			22,364
State Commercial Banks - 1.57%
200	Bank of NY Mellon Corp.		4,434

Surgical & Medical Instruments & Apparatus - 0.64%
230	Given Imaging Ltd.		1,801

Telephone & Telegraph Apparatus - 0.46%
420	Alvarion Ltd. *		1,297

Telephone Communications - 2.83%
400	Cellcom Israel Ltd.		8,000

Water Transportation - 4.11%
330	Tidewater, Inc.		11,655

TOTAL FOR COMMON STOCKS (Cost $439,810) - 86.92%			$ 245,870

EXCHANGE TRADED FUNDS - 2.61%
100	SPDR S&P 500		7,393

TOTAL FOR EXCHANGED TRADED FUNDS (Cost $8,608) - 2.61%			$ 7,393

SHORT TERM INVESTMENTS - 10.39%
29,405	Huntington Money Market Fund IV 0.02% ** (Cost $29,405)		29,405

TOTAL INVESTMENTS (Cost $477,823) - 99.92%			$ 282,668

OTHER ASSETS LESS LIABILITIES - 0.08%			213

NET ASSETS - 100.00%			$ 282,881

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.

NOTES TO FINANCIAL STATEMENTS
American Israeli Shared Values Fund
1. SECURITY TRANSACTIONS
At February 28, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $477,823 amounted to $195,155, which consisted of aggregate gross unrealized appreciation of $1,094 and aggregate gross unrealized depreciation of $196,249.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
=====================================================================================================
Level 1 - Quoted prices		$ 282,668	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 282,668	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 16, 2009